Cover	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Solowin Holdings, Ltd.
Entity Central Index Key	0001959224
Entity File Number	001-41776
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Room 1910-1912A
Entity Address, Address Line Two	Tower 3
Entity Address, Address Line Three	33 Canton Road, Tsim Sha Tsui, Kowloon
Entity Address, City or Town	China Hong Kong City
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	SWIN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	15,500,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mr. Shing Tak Tam
Entity Address, Address Line One	Room 1910-1912A
Entity Address, Address Line Two	Tower 3
Entity Address, Address Line Three	33 Canton Road, Tsim Sha Tsui, Kowloon
Entity Address, City or Town	China Hong Kong City
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
Entity Phone Fax Numbers [Line Items]
City Area Code	(852)
Local Phone Number	3428-3893